PRODUCT REVENUE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Media Products [Member] USD ($)	Dec. 31, 2012 Media Products [Member] CNY	Dec. 31, 2011 Media Products [Member] CNY	Dec. 31, 2010 Media Products [Member] CNY	Dec. 31, 2012 General Merchandise [Member] USD ($)	Dec. 31, 2012 General Merchandise [Member] CNY	Dec. 31, 2011 General Merchandise [Member] CNY	Dec. 31, 2010 General Merchandise [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	$ 805,895	5,020,803	3,551,510	2,255,521	$ 522,064	3,252,511	2,457,423	1,863,431	$ 283,831	1,768,292	1,094,087	392,090